Revenue from Contracts with Customers - Summary of Revenues Based Geographical Segments (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue from contracts with customers	€ 163,943	€ 143,769	€ 144,185
EMEA [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	125,182	116,929	120,619
NORAM [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	37,417	25,701	23,552
APAC [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	€ 1,344	€ 1,139	€ 14